Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The composition of accrued expenses and other current liabilities is as follows:

	December 25, 2020	March 27, 2020
Accrued management incentive (LTCIP)	$94	$11,488
Accrued management incentive (non-LTCIP)	14,143	6,273
Accrued salaries and wages	18,603	12,069
Base acquisition purchase price due	17,244	—
Accrued vacation	5,534	7,146
Accrued severance	2,643	6,065
Accrued professional fees	1,057	4,036
Accrued income taxes	1,803	3,408
Accrued utilities	628	1,114
Other current liabilities	5,030	5,256

Total	$66,779	$56,855

The composition of Accrued expenses and other current liabilities is as follows:

	March 29, 2019	March 27, 2020
Accrued management incentive (LTIP)	$17,115	$11,488
Accrued management incentive (non-LTIP)	15,002	6,273
Accrued salaries and wages	9,851	12,069
Accrued vacation	7,577	7,146
Accrued severance	1,292	6,065
Accrued professional fees	1,857	4,036
Accrued income taxes	1,656	3,408
Accrued utilities	1,243	1,114
Accrued escrow	1,433	—
Other current liabilities	4,706	5,256

Total	$61,732	$56,855